Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill by reporting segment are presented in the following table:

Dollars in millions	Consumer Bank	Commercial Bank	Total(a)
BALANCE AT DECEMBER 31, 2023	$1,819	$933	$2,752
BALANCE AT DECEMBER 31, 2024	1,819	933	2,752
BALANCE AT DECEMBER 31, 2025	$1,819	$933	$2,752

(a) There were no accumulated impairment losses related to any of Key’s reporting units at December 31, 2025, December 31, 2024, and December 31, 2023.

Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets
The following table shows the gross carrying amount and the accumulated amortization of intangible assets subject to amortization:

	2025		2024
December 31, Dollars in millions	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets subject to amortization:
Core deposit intangibles	$356	$352	$356	$342
PCCR intangibles	16	16	16	16
Other intangible assets	154	150	154	141
Total	$526	$518	$526	$499

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table presents estimated intangible asset amortization expense for the next five years.

	Estimated
Dollars in millions	2026	2027	2028	2029	2030
Intangible asset amortization expense	$7	$1	$—	$—	$—